CECL - Financial instruments measured at amortized cost and credit losses (Details 1) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Collateral Dependent Financial Assets, Collateral Coverage Ratio, Recovery Mgt Investment Bank/Asia Pacific	94.00%	92.00%
Collateral Dependent Financial Assets, Collateral Coverage Ratio, Recovery Mgt International Wealth Management	92.00%	87.00%
Collateral Dependent Financial Assets, Collateral Coverage Ratio, Recovery Mgt Swiss Universal Bank	88.00%	86.00%
Accrued interest excluded from amortized cost base of total Financial assets held-at-amortized cost, before allowance of credit losses	SFr 549	SFr 301
Allowance for credit losses on accrued interest excluded from amortized cost base of total Financial assets held at amortized cost	0	0
Accrued interest excluded from amortized cost base of total Interest-bearing deposits with banks	1	1
Accrued interest excluded from amortized cost base of total Securities purchased under resale agreements and securities borrowing transactions	4	1
Accrued interest excluded from amortized cost base of total Debt securities held-to-maturity	10
Accrued interest excluded from amortized cost base of total Loans held at amortized cost	534	295
Accrued interest excluded from amortized cost base of total Brokerage receivables		4
Financing Receivables,Accrued Interest on Nonaccrual Loans Included	103	86
Bank
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Accrued interest excluded from amortized cost base of total Financial assets held-at-amortized cost, before allowance of credit losses	549	301
Allowance for credit losses on accrued interest excluded from amortized cost base of total Financial assets held at amortized cost	0	0
Accrued interest excluded from amortized cost base of total Interest-bearing deposits with banks	1	1
Accrued interest excluded from amortized cost base of total Securities purchased under resale agreements and securities borrowing transactions	4	1
Accrued interest excluded from amortized cost base of total Debt securities held-to-maturity	10	0
Accrued interest excluded from amortized cost base of total Loans held at amortized cost	534	295
Accrued interest excluded from amortized cost base of total Brokerage receivables		4
Financing Receivables,Accrued Interest on Nonaccrual Loans Included	SFr 102	SFr 85